SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of acquisition of the share's rights

The acquisition of the share's rights, in both companies is as follows:

	Number of shares		Number of shares
	Accrued options		Non accrued options
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
Company	2018	2017	2018	2017
Multiplus S.A.	-	247,500	-	316,025

Schedule of number shares in circulation

Number shares in circulation

				Not acquired due
	Opening			to breach of employment	Closing
	balance	Granted	Exercised	retention conditions	balance
From January 1 to December 31, 2016	175,910	138,282	(15,811)	(60,525)	237,856
From January 1 to December 31, 2017	237,856	129,218	(41,801)	(15,563)	309,710
From January 1 to December 31, 2018	309,710	-	(83,958)	(8,916)	216,836

Compensation Plan 2011 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based payments balance

This benefit is recorded in accordance with the provisions of IFRS 2 "Payments based on shares" and has been considered as a cash settled award and, therefore, recorded at fair value as a liability, which is updated at the closing date. of each financial statement with effect on the result of the period.

	Base Units
	Opening				Closing
Periods	balance	Granted	Annulled	Exercised	Balance
From January 1 to December 31, 2017	4,719,720	37,359	(1,193,286)	(630,897)	2,932,896
From January 1 to December 31, 2018	2,932,896	-	(171,419)	(1,168,700)	1,592,777

Subsidiaries Compensation Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based payments balance

Multiplus S.A., subsidiaries of TAM S.A., have outstanding stock options at December 31, 2018, which amounted to 247,500 shares (at December 31, 2017, the distribution of outstanding stock options amounted to 316,025 for Multiplus S.A.).

Multiplus S.A.

			4nd Extraordinary
	3rd Grant	4th Grant	Grant
Description	03/21/2012	04/03/2013	11/20/2013	Total
Outstanding option number as December 31, 2017	84,249	163,251	68,525	316,025
Outstanding option number as December 31, 2018	84,249	163,251	-	247,500